EMPLOYEE BENEFIT PLAN (Tables)	12 Months Ended
Dec. 27, 2013
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Company Contributions
Company contributions to the 401(k) plan were as follows (in thousands):

	Successor		Predecessor
	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
Company contributions	$1,384	$371	$819	$1,120